Foreign currency denominated financial assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
USD | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 27,312,462	₩ 26,076,324
USD | Cash and due from banks
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,589,642	2,880,095
USD | Trading assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,911,537	666,578
USD | Financial assets designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	884,946	802,596
USD | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	74,083	212,583
USD | Loans
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	14,967,502	15,640,280
USD | AFS financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,725,039	2,713,442
USD | HTM financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,513,025	1,403,860
USD | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,646,688	1,756,890
USD | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	26,370,191	25,224,948
USD | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,367,273	11,019,450
USD | Trading liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,602	1,155
USD | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	983,382	669,064
USD | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	105,141	110,863
USD | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,385,706	5,196,005
USD | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,913,896	6,207,756
USD | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,612,191	2,020,655
USD | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	942,271	851,376
USD | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	130,976	359,812
USD | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,073,247	1,211,188
JPY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,270,014	7,338,649
JPY | Cash and due from banks
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	983,260	1,160,173
JPY | Trading assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,314	1,072
JPY | Financial assets designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
JPY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4	515
JPY | Loans
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,741,854	5,524,003
JPY | AFS financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	113,239	68,920
JPY | HTM financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	137,100	187,039
JPY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	288,243	396,927
JPY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,059,469	7,132,826
JPY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,307,142	6,002,935
JPY | Trading liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
JPY | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	2,631
JPY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	195	3,171
JPY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	294,000	527,120
JPY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	249,616	103,681
JPY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	208,516	493,288
JPY | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	210,545	205,823
JPY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,094	(44,696)
JPY | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	216,639	161,127
EUR | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,909,817	1,696,878
EUR | Cash and due from banks
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	324,246	255,718
EUR | Trading assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	181,023	49,476
EUR | Financial assets designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
EUR | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	766	47
EUR | Loans
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,196,346	1,270,320
EUR | AFS financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	52,583	4,178
EUR | HTM financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
EUR | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	154,853	117,139
EUR | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,232,196	1,271,708
EUR | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	759,380	619,086
EUR | Trading liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
EUR | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
EUR | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	631	100
EUR | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	231,539	318,600
EUR | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	31,981	152,112
EUR | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	208,665	181,810
EUR | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	677,621	425,170
EUR | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(586,904)	(351,267)
EUR | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	90,717	73,903
CNY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,605,421	6,247,054
CNY | Cash and due from banks
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,940,542	2,705,235
CNY | Trading assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	182
CNY | Financial assets designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	203	4,088
CNY | Loans
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,774,264	2,566,910
CNY | AFS financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	395,150	427,871
CNY | HTM financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	37,096	166,560
CNY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	458,166	376,208
CNY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,370,223	6,009,824
CNY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,289,224	4,427,939
CNY | Trading liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,734	2,061
CNY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	407,678	812,980
CNY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	196,380	207,912
CNY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	472,207	558,932
CNY | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	235,198	237,230
CNY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	80,183	64,432
CNY | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	315,381	301,662
Other | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,904,179	6,781,469
Other | Cash and due from banks
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,652,631	1,174,199
Other | Trading assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	233,924	364,033
Other | Financial assets designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	197	29
Other | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,455	400
Other | Loans
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,059,707	4,101,549
Other | AFS financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	666,486	669,899
Other | HTM financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,000,064	306,729
Other | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	289,715	164,631
Other | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,731,575	4,982,821
Other | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,930,479	4,023,859
Other | Trading liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	434,586	485,995
Other | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
Other | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	713	295
Other | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	68,988	228,969
Other | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,018,628	34,438
Other | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	278,181	209,265
Other | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,172,604	1,798,648
Other | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(623,648)	(775,111)
Other | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 1,548,956	₩ 1,023,537